UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22939

T. Rowe Price Credit Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCPX Credit Opportunities
Fund –
.
PAOPX Credit Opportunities
Fund–
.
Advisor  Class
TCRRX Credit Opportunities
Fund–
.
I Class

T. ROWE PRICE Credit Opportunities Fund
HIGHLIGHTS
The Credit Opportunities Fund outperformed its benchmark, the Bloomberg
U.S. High Yield 2% Issuer Capped Bond Index, in the six months ended
November 30, 2022.
Credit selection—most notably in the automotive and information technology segments—drove the portfolio’s relative performance.
We focused on concentrating the portfolio’s holdings in our highest-conviction high yield bonds.
Although higher interest rates and concerns about the possibility of a recession have created a more challenging macro environment, we believe fundamental conditions in the high yield asset class and its underlying credit quality remain solid.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Credit Opportunities Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Credit Opportunities Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Credit Opportunities Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a combination of long-term capital appreciation and high income.
FUND COMMENTARY
How did the fund perform in the past six months?
The Credit Opportunities
Fund returned -2.41%
in the six months
ended November 30,
2022, outperforming its
benchmark, the Bloomberg
U.S. High Yield 2% Issuer
Capped Bond Index.
(Returns for Advisor and I
Class shares varied slightly,
reflecting their different fee
structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Credit selection and the portfolio’s overweight allocation in the automotive segment—an industry that we believe has already experienced its downturn over the past two years—aided relative performance. American electric vehicle manufacturer Rivian was a top contributor during the period. The company is developing vehicles primarily targeting the attractive truck, SUV, and commercial vehicle end market segments. Amazon is an owner and also has a large business-to-business contract with Rivian, which should cushion demand volatility and support operating leverage. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our investment in Tenneco—a company that designs, manufactures, and markets emission control and ride control products and systems for the automotive original equipment market and the aftermarket—was beneficial.
The bonds were redeemed at a premium—a positive outcome and meaningful driver of relative performance in the midst of a bond market sell-off—after
Tenneco was acquired by Apollo Global Management.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Credit Opportunities Fund –
.
-2.41%
Credit Opportunities Fund–
.
Advisor  Class -2.50
Credit Opportunities Fund–
.
I  Class -2.42
Bloomberg U.S. High Yield 2% Issuer
Capped Bond Index -2.87

T. ROWE PRICE Credit Opportunities Fund

Security selection in the information technology segment added value, partly due to the portfolio’s zero weight in online used car retailer Carvana. The company is experiencing somewhat of an existential crisis as the decline in used car prices from elevated levels in 2021 has fostered concerns about its profitability and ability to survive. The bonds also came under pressure as
Carvana encountered headwinds from cost-cutting measures, overcapacity issues in the wake of its acquisition of ADESA’s auction business, and an overleveraged balance sheet.
The portfolio’s overweight allocation and credit selection in the utilities industry were beneficial. One of our holdings, Vistra, operates as a power company offering power generation, distribution, and transmission solutions.
We have a favorable view of Vistra’s power generation plus retail business model, which allows the company to naturally hedge its generation book, and we continue to like its credit story. We own some attractive 7% and 8%
preferred securities in this capital structure.
In the wireless communications segment, a second-lien loan position in
Asurion, the world’s leading provider of mobile protection services, detracted.
Second liens are a step lower in the capital structure and, likewise, tend to be lower in credit quality. But these loans generally pay higher interest to compensate for the additional risk. Furthermore, they often come with hard call protection, an attractive feature not often seen in the bank loan (also known as leveraged loans) market. Asurion’s somewhat disappointing second-
quarter financial results, some concerns about increasing competition, as well as its large liquid loan capital structure contributed to weakness during a period of loan market outflows. After recently visiting the company, however, we are confident in Asurion’s ability to renew key customer contracts and retain its dominant share while producing sizable free cash flow.
For-profit hospital system Community Health Systems (CYH) was a notable detractor in the health care segment. The bonds traded down as the expected non-COVID volume recovery post omicron variant did not materialize in the second-quarter as revenue and EBITDA declined. Management also lowered guidance for full-year adjusted earnings due to higher labor cost estimates.
However, CYH remains a high-conviction holding that continues to generate positive free cash flow, the company has no maturities until 2026, and management is committed to further reducing leverage.
Security selection among cable operators dragged, partly due to wireless telecommunications services provider Altice France. Although the company reported second-quarter financial results that were largely in line with expectations, much of the capital structure sold off recently amid duration

T. ROWE PRICE Credit Opportunities Fund

concerns and general market weakness. We are maintaining our conviction, however, as the company reiterated its midterm guidance of operating free cash flow growth of €1 billion on the back of increased revenues and EBITDA, as well as reduced capital expenditures.
How is the fund positioned?
This portfolio is structured
to offer flexible and
concentrated exposure to our
highest-conviction high yield
bonds and bank loans. Most
of the portfolio taps in to the
repeatable, traditional high
yield and bank loan credit
research process that defines
the T. Rowe Price high yield
platform. The fund’s flexible
mandate allows for more
aggressive or conservative
positioning as the
opportunity set dictates, and
we have the ability to layer
in special credit situations.
In these special situations,
we look for jurisdictions in
which we know our rights
and remedies and spend
meaningful time on asset
valuation and assessing
potential outcomes. When
we do participate in selective
situations, we stay in liquid,
freely tradeable instruments
and seek to be active
members of creditor committees so that we can have a significant impact on our outcome. These holdings, while limited in number, can offer the potential for meaningful total return, and they are another factor differentiating this portfolio from traditional high yield bond funds.
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
5/31/22 11/30/22
BBB/BB Rated and Above 5.3% 2.7%
BB Rated 20.7  22.0
BB/B Rated 16.7  21.1
B Rated 28.7  27.1
B/CCC Rated 5.1  6.4
CCC Rated and Below 14.8  12.1
Credit Default Swaps 0.0 0.0
Default 0.0 0.0
Equities 2.4  1.7
Not Rated 4.0  3.6
Short-Term Holdings 2.3  3.3

T. ROWE PRICE Credit Opportunities Fund

Two special situations in which we invested—Puerto Rico’s general obligation bond and multinational satellite services provider Intelsat’s secured debt—came to successful conclusions during the first quarter. Since that time, we have focused on concentrating the portfolio’s holdings in our highest-conviction high yield bonds.
Over the past six months, the loan asset class significantly outperformed high yield bonds. However, we began rotating out of leveraged loans in early 2022 as bond valuations became more attractive. By the end of November, we had actively managed our bank loan position down to 11% while also reducing the portfolio’s exposure to CCC rated bonds. We used the proceeds from these sales to increase the portfolio’s overall credit quality by augmenting our investments in B and BB rated bonds where we found attractive value.
Overall, industry shifts during the period were largely the result of idiosyncratic situations rather than the result of deliberate moves to exploit broader themes.
For example, many of the BB rated bonds we purchased during the period increased the portfolio’s allocation to the information technology segment by about 360 basis points (100 basis points equals 1.00%). We also participated in some new issues to gain access to attractive bond structures in the cable operators segment, increasing the portfolio’s allocation to the industry by 210 basis points.
Our weighting in the energy industry declined as a few issuers that were in the portfolio got upgraded to investment-grade (IG) status and left our market.
Similarly, T-Mobile’s IG upgrade caused a notable reduction in the portfolio’s allocation to the wireless communications segment.
What is portfolio management’s outlook?
Although higher interest rates and concerns about the possibility of a recession have created a more challenging macro environment, we believe fundamental conditions in the high yield asset class and its underlying credit quality remain solid. Higher interest costs will likely be onerous for some below investment-grade companies, particularly those with large floating rate debt obligations. While we do anticipate an increase in the market’s default rate from what has essentially been 0%, we expect it to remain below the long-
term average of roughly 3.5% over the medium term despite the challenging performance environment.
The high yield market’s performance is strongly correlated with that of other risk assets. Therefore, we anticipate that events in the broader market, such as equity sell-offs in response to Federal Reserve policy, could lead to additional credit spread widening. We believe active management that is deeply rooted in bottom-up fundamental credit analysis becomes increasingly important

T. ROWE PRICE Credit Opportunities Fund

as central banks continue to tighten financial conditions. Historically, when dollar prices and yields in our market have reached current levels, we have seen strong forward returns in the high yield asset class. This bodes well for its performance in 2023, although past performance does not guarantee future results.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Credit Opportunities Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered to be speculative investments. Bank loans may at times become difficult to value and highly illiquid; they are subject to credit risk such as nonpayment of principal or interest, and risks of bankruptcy and insolvency.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the
U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. High Yield 2% Issuer Capped
Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE

T. ROWE PRICE Credit Opportunities Fund

COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Credit Opportunities Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/22
Vistra 4.6%
Charter Communications 3.5
Asurion 3.2
Ford Motor 3.0
Occidental Petroleum 2.7
American Airlines 2.1
Rivian Automotive 2.0
DISH Network 1.9
UKG 1.8
Entegris 1.7
Teva Pharmaceutical 1.6
iHeartMedia 1.4
Clear Channel Worldwide 1.4
Altice USA 1.3
Altice France Holding SA 1.2
Royal Caribbean Cruises 1.2
Navient 1.1
Ascend Learning 1.1
TransDigm Group 1.1
Carnival 1.1
Goodyear Tire & Rubber 1.0
Caesars Entertainment 1.0
Citgo 1.0
CDK Global 1.0
Petsmart 1.0
Total 44.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Credit Opportunities Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
CREDIT OPPORTUNITIES FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years
Since
Inception
Inception
Date
Credit Opportunities Fund –
.
-7.06% 2.89% 2.55% 4/29/14
Credit Opportunities Fund–
.
Advisor  Class -7.22 2.75 2.42 4/29/14
Credit Opportunities Fund–
.
I  Class -6.97 3.10 3.92 11/29/16
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Credit Opportunities Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Credit Opportunities Fund 1.10%
Credit Opportunities Fund–Advisor Class 1.63
Credit Opportunities Fund–I Class 0.93
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Credit Opportunities Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
CREDIT OPPORTUNITIES FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $975.90 $4.01
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.01   4.10
Advisor Class
Actual   1,000.00   975.00   4.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.51   4.61
I Class
Actual   1,000.00   975.80   2.82
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.21   2.89
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.81%,
the
2
Advisor Class was 0.91%, and the
3
I Class was 0.57%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Credit Opportunities Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years
Since
Inception
Inception
Date
Credit Opportunities Fund –
.
-11.80% 1.96% 2.05% 4/29/14
Credit Opportunities Fund–
.
Advisor  Class -12.03  1.85  1.92  4/29/14
Credit Opportunities Fund–
.
I  Class -11.60  2.19  3.24  11/29/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .04 $ 8 .77 $ 8 .17 $ 8 .50 $ 8 .50 $ 8 .69
Investment activities
Net investment
income
(1)(2)
0 .24 0 .42 0 .44 0 .44 0 .46 0 .44
Net realized and
unrealized gain/loss ( 0 .44 ) ( 0 .70 ) 0 .62 ( 0 .34 ) 0 .02 ( 0 .20 )
Total from
investment activities ( 0 .20 ) ( 0 .28 ) 1 .06 0 .10 0 .48 0 .24
Distributions
Net investment
income ( 0 .24 ) ( 0 .45 ) ( 0 .46 ) ( 0 .43 ) ( 0 .47 ) ( 0 .43 )
Net realized gain — — — — ( 0 .01 ) —
Total distributions ( 0 .24 ) ( 0 .45 ) ( 0 .46 ) ( 0 .43 ) ( 0 .48 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 7 .60 $ 8 .04 $ 8 .77 $ 8 .17 $ 8 .50 $ 8 .50

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .41 ) % ( 3 .41 ) % 13 .30% 1 .20% 5 .89% 2 .84%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .25%
(4)
1 .12% 1 .22% 1 .20% 1 .28% 1 .49%
Net expenses after
waivers/payments
by Price Associates 0 .81%
(4)
0 .84% 0 .91% 0 .91% 0 .92% 0 .92%
Net investment
income 6 .26%
(4)
4 .88% 5 .08% 5 .26% 5 .43% 5 .09%
Portfolio turnover rate 18 .6% 38 .9% 53 .5% 53 .5% 53 .3% 60 .3%
Net assets, end of
period (in thousands) $40,406 $44,737 $56,674 $40,408 $47,529 $42,406
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .02 $ 8 .75 $ 8 .15 $ 8 .48 $ 8 .48 $ 8 .68
Investment activities
Net investment
income
(1)(2)
0 .23 0 .42 0 .43 0 .44 0 .45 0 .43
Net realized and
unrealized gain/loss ( 0 .43 ) ( 0 .71 ) 0 .62 ( 0 .35 ) 0 .02 ( 0 .21 )
Total from
investment activities ( 0 .20 ) ( 0 .29 ) 1 .05 0 .09 0 .47 0 .22
Distributions
Net investment
income ( 0 .24 ) ( 0 .44 ) ( 0 .45 ) ( 0 .42 ) ( 0 .46 ) ( 0 .42 )
Net realized gain — — — — ( 0 .01 ) —
Total distributions ( 0 .24 ) ( 0 .44 ) ( 0 .45 ) ( 0 .42 ) ( 0 .47 ) ( 0 .42 )
NET ASSET VALUE
End of period $ 7 .58 $ 8 .02 $ 8 .75 $ 8 .15 $ 8 .48 $ 8 .48

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .50 ) % ( 3 .53 ) % 13 .21% 1 .09% 5 .79% 2 .61%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .88%
(4)
1 .65% 1 .76% 1 .81% 1 .92% 2 .06%
Net expenses after
waivers/payments
by Price Associates 0 .91%
(4)
0 .94% 1 .01% 1 .01% 1 .02% 1 .02%
Net investment
income 5 .93%
(4)
4 .84% 5 .00% 5 .18% 5 .34% 5 .00%
Portfolio turnover rate 18 .6% 38 .9% 53 .5% 53 .5% 53 .3% 60 .3%
Net assets, end of
period (in thousands) $127 $89 $130 $221 $219 $215
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .03 $ 8 .76 $ 8 .16 $ 8 .49 $ 8 .50 $ 8 .69
Investment activities
Net investment
income
(1)(2)
0 .25 0 .45 0 .46 0 .47 0 .48 0 .46
Net realized and
unrealized gain/loss ( 0 .45 ) ( 0 .71 ) 0 .63 ( 0 .35 ) 0 .01 ( 0 .20 )
Total from
investment activities ( 0 .20 ) ( 0 .26 ) 1 .09 0 .12 0 .49 0 .26
Distributions
Net investment
income ( 0 .25 ) ( 0 .47 ) ( 0 .49 ) ( 0 .45 ) ( 0 .49 ) ( 0 .45 )
Net realized gain — — — — ( 0 .01 ) —
Total distributions ( 0 .25 ) ( 0 .47 ) ( 0 .49 ) ( 0 .45 ) ( 0 .50 ) ( 0 .45 )
NET ASSET VALUE
End of period $ 7 .58 $ 8 .03 $ 8 .76 $ 8 .16 $ 8 .49 $ 8 .50

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .42 ) % ( 3 .18 ) % 13 .60% 1 .45% 6 .04% 3 .07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .98%
(4)
0 .95% 1 .09% 1 .05% 1 .12% 1 .41%
Net expenses after
waivers/payments
by Price Associates 0 .57%
(4)
0 .59% 0 .65% 0 .65% 0 .66% 0 .67%
Net investment
income 6 .52%
(4)
5 .24% 5 .37% 5 .55% 5 .73% 5 .37%
Portfolio turnover rate 18 .6% 38 .9% 53 .5% 53 .5% 53 .3% 60 .3%
Net assets, end of
period (in thousands) $52,569 $46,701 $26,580 $24,092 $23,122 $2,999
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 10.9% (1)
Aerospace & Defense 0.3%
Peraton, FRN, 1M USD LIBOR + 3.75%, 7.821%, 2/1/28  193 189
Peraton, FRN, 1M USD LIBOR + 7.75%, 11.654%, 2/1/29  136 129
318
Airlines 0.9%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 7.46%,
4/20/28  320 318
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 8.777%,
6/21/27  480 493
811
Broadcasting 0.4%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
7.914%, 8/21/26  302 276
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 13.472%, 10/11/29  (2) 85 82
358
Food 0.5%
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 10.815%, 12/21/28  555 500
500
Health Care 0.3%
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 7.674%,
10/1/27  236 230
230
Information Technology 1.1%
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 9.174%, 9/19/25  209 206
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 9.571%, 2/27/26  20 18
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 9.336%, 12/1/28  205 174
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 11.821%, 7/31/28  100 99
RealPage, FRN, 1M USD LIBOR + 6.50%, 10.571%, 4/23/29  510 488
985
Manufacturing 0.6%
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
10.174%, 5/21/29  250 230
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
9.674%, 5/21/29  365 336
566
Restaurants 0.3%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 11.571%,
2/4/28  350 317
317
Services 3.3%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 7.571%,
12/11/28  462 436
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 9.821%,
12/10/29  710 602

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 10.625%, 6/4/29  220 149
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 8.571%, 11/3/27  14 5
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 11.071%,
5/29/26  185 175
UKG, FRN, 1M USD LIBOR + 5.25%, 8.998%, 5/3/27  1,850 1,693
3,060
Wireless Communications 3.2%
Asurion, FRN, 1M USD LIBOR + 3.00%, 7.071%, 11/3/24  688 659
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.321%, 1/31/28  1,591 1,223
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.321%, 1/20/29  1,470 1,126
3,008
Total Bank Loans (Cost $11,449) 10,153
COMMON STOCKS 0.6%
Health Care 0.2%
Avantor (3) 8 175
175
Information Technology 0.2%
TE Connectivity  1 139
139
Metals & Mining 0.2%
Constellium (3) 16 197
197
Total Common Stocks (Cost $397) 511
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  185 120
Total Convertible Bonds (Cost $164) 120
CONVERTIBLE PREFERRED STOCKS 1.1%
Health Care 0.3%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  7 337
337
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167  (3)
(4) — 159
159

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  — 296
296
Utilities 0.3%
NextEra Energy, 5.279%, 3/1/23  5 264
264
Total Convertible Preferred Stocks (Cost $988) 1,056
CORPORATE BONDS 81.8%
Aerospace & Defense 1.1%
TransDigm, 6.25%, 3/15/26  (5) 360 356
TransDigm, 6.375%, 6/15/26  265 259
TransDigm, 7.50%, 3/15/27  100 100
TransDigm, 8.00%, 12/15/25  (5) 275 279
994
Airlines 2.2%
American Airlines, 5.50%, 4/20/26  (5) 315 305
American Airlines, 5.75%, 4/20/29  (5) 350 324
American Airlines, 11.75%, 7/15/25  (5) 837 925
Delta Air Lines, 7.375%, 1/15/26  225 232
Mileage Plus Holdings, 6.50%, 6/20/27  (5) 124 123
United Airlines, 4.625%, 4/15/29  (5) 110 97
2,006
Automotive 7.1%
Clarios Global, 8.50%, 5/15/27  (5) 885 867
Ford Motor, 6.10%, 8/19/32  1,140 1,097
Ford Motor, 9.625%, 4/22/30  240 276
Ford Motor Credit, 4.95%, 5/28/27  490 465
Ford Motor Credit, 5.125%, 6/16/25  275 267
Ford Motor Credit, 7.35%, 11/4/27  650 676
Goodyear Tire & Rubber, 5.00%, 7/15/29  300 258
Goodyear Tire & Rubber, 5.25%, 7/15/31  405 344
Goodyear Tire & Rubber, 5.625%, 4/30/33  370 316
LCM Investments Holdings II, 4.875%, 5/1/29  (5) 235 196
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26  (5) 1,890 1,805
6,567
Broadcasting 5.5%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27  (5) 145 125
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (5) 645 477
Clear Channel Outdoor Holdings, 7.75%, 4/15/28  (5) 480 358
CMG Media, 8.875%, 12/15/27  (5) 585 451
Diamond Sports Group, 6.625%, 8/15/27  (5) 155 5

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, 8.375%, 5/1/27  1,478 1,310
Neptune Bidco U.S., 9.29%, 4/15/29  (5) 375 357
Sirius XM Radio, 4.00%, 7/15/28  (5) 85 74
Sirius XM Radio, 5.50%, 7/1/29  (5) 250 232
Stagwell Global, 5.625%, 8/15/29  (5) 800 686
Townsquare Media, 6.875%, 2/1/26  (5) 724 670
Univision Communications, 7.375%, 6/30/30  (5) 400 393
5,138
Building & Real Estate 1.7%
Brookfield Residential Properties, 6.25%, 9/15/27  (5) 250 222
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (5) 715 683
Howard Hughes, 4.125%, 2/1/29  (5) 220 182
Howard Hughes, 5.375%, 8/1/28  (5) 535 478
1,565
Building Products 0.5%
Advanced Drainage Systems, 6.375%, 6/15/30  (5) 150 143
New Enterprise Stone & Lime, 5.25%, 7/15/28  (5) 365 329
472
Cable Operators 9.5%
Altice Financing, 5.00%, 1/15/28  (5) 345 281
Altice France, 5.125%, 7/15/29  (5) 335 264
Altice France, 5.50%, 10/15/29  (5) 470 368
Altice France, 8.125%, 2/1/27  (5) 200 190
Altice France Holding, 6.00%, 2/15/28  (5) 815 547
Altice France Holding, 10.50%, 5/15/27  (5) 735 581
C&W Senior Financing, 6.875%, 9/15/27  (5) 365 326
CCO Holdings, 4.50%, 8/15/30  (5) 405 341
CCO Holdings, 4.50%, 6/1/33  (5) 200 158
CCO Holdings, 4.75%, 2/1/32  (5) 300 251
CCO Holdings, 5.375%, 6/1/29  (5) 800 724
CCO Holdings, 6.375%, 9/1/29  (5) 1,795 1,705
CSC Holdings, 6.50%, 2/1/29  (5) 745 671
CSC Holdings, 7.50%, 4/1/28  (5) 625 486
DISH DBS, 5.125%, 6/1/29  225 146
DISH DBS, 5.25%, 12/1/26  (5) 245 207
DISH DBS, 5.75%, 12/1/28  (5) 490 394
DISH DBS, 7.75%, 7/1/26  445 365
DISH Network, 11.75%, 11/15/27  (5) 450 461
Netflix, 6.375%, 5/15/29  345 356
8,822
Chemicals 0.7%
Avient, 7.125%, 8/1/30  (5) 250 244
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26  (5)(6) 145 104
Methanex, 5.125%, 10/15/27  82 76

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Methanex, 5.25%, 12/15/29  120 106
Methanex, 5.65%, 12/1/44  108 81
611
Consumer Products 0.2%
Wolverine World Wide, 4.00%, 8/15/29  (5) 195 145
145
Container 1.1%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29  (5) 400 318
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (5) 560 543
Trivium Packaging Finance, 8.50%, 8/15/27  (5) 225 211
1,072
Energy 11.2%
Aethon United BR, 8.25%, 2/15/26  (5) 230 229
Antero Resources, 7.625%, 2/1/29  (5) 40 41
Archrock Partners, 6.25%, 4/1/28  (5) 145 134
Chesapeake Energy, 5.50%, 2/1/26  (5) 135 131
Chesapeake Energy, 5.875%, 2/1/29  (5) 150 143
Citgo Holding, 9.25%, 8/1/24  (5) 705 706
CITGO Petroleum, 7.00%, 6/15/25  (5) 180 177
DCP Midstream Operating, 6.75%, 9/15/37  (5) 215 220
DCP Midstream Operating, 8.125%, 8/16/30  46 51
Ferrellgas, 5.375%, 4/1/26  (5) 520 478
Gulfport Energy, 8.00%, 5/17/26  (5) 155 153
Hess, 7.30%, 8/15/31  500 549
Hilcorp Energy I, 6.00%, 2/1/31  (5) 241 219
Kinetik Holdings, 5.875%, 6/15/30  (5) 705 662
Magnolia Oil & Gas Operating, 6.00%, 8/1/26  (5) 790 766
NGL Energy Operating, 7.50%, 2/1/26  (5) 940 846
NuStar Logistics, 5.75%, 10/1/25  15 15
NuStar Logistics, 6.00%, 6/1/26  300 291
Occidental Petroleum, 6.20%, 3/15/40  250 241
Occidental Petroleum, 6.625%, 9/1/30  265 276
Occidental Petroleum, 7.50%, 5/1/31  74 80
Occidental Petroleum, 7.875%, 9/15/31  45 49
Occidental Petroleum, 7.95%, 6/15/39  465 504
Occidental Petroleum, 8.50%, 7/15/27  300 327
Occidental Petroleum, 8.875%, 7/15/30  820 937
Petroleos Mexicanos, 6.625%, 6/15/35  400 283
Range Resources, 8.25%, 1/15/29  130 134
Rockcliff Energy II, 5.50%, 10/15/29  (5) 140 128
Solaris Midstream Holdings, 7.625%, 4/1/26  (5) 165 163
Southwestern Energy, 8.375%, 9/15/28  265 278
Tallgrass Energy Partners, 6.00%, 3/1/27  (5) 220 209
Tallgrass Energy Partners, 6.00%, 12/31/30  (5) 220 198
Tallgrass Energy Partners, 7.50%, 10/1/25  (5) 185 187

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USA Compression Partners, 6.875%, 9/1/27  205 195
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (5) 225 196
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (5) 290 250
10,446
Entertainment & Leisure 4.8%
Carnival, 7.625%, 3/1/26  (5) 525 441
Carnival, 9.875%, 8/1/27  (5) 345 332
Carnival, 10.50%, 6/1/30  (5) 230 197
CDI Escrow Issuer, 5.75%, 4/1/30  (5) 455 422
Cedar Fair, 5.25%, 7/15/29  180 157
Cedar Fair, 6.50%, 10/1/28  740 707
Cinemark USA, 5.25%, 7/15/28  (5) 515 413
Live Nation Entertainment, 4.75%, 10/15/27  (5) 495 441
Royal Caribbean Cruises, 5.50%, 8/31/26  (5) 425 364
Royal Caribbean Cruises, 5.50%, 4/1/28  (5) 230 187
Royal Caribbean Cruises, 9.25%, 1/15/29  (5) 210 215
Royal Caribbean Cruises, 11.625%, 8/15/27  (5) 280 285
SeaWorld Parks & Entertainment, 5.25%, 8/15/29  (5) 365 317
4,478
Financial 4.9%
Acrisure, 10.125%, 8/1/26  (5) 448 439
Advisor Group Holdings, 10.75%, 8/1/27  (5) 210 214
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (5) 280 282
Alliant Holdings Intermediate, 6.75%, 10/15/27  (5) 440 405
AmWINS Group, 4.875%, 6/30/29  (5) 265 229
Enact Holdings, 6.50%, 8/15/25  (5) 693 673
GTCR AP Finance, 8.00%, 5/15/27  (5) 165 159
Home Point Capital, 5.00%, 2/1/26  (5) 220 133
Midcap Financial Issuer Trust, 5.625%, 1/15/30  (5) 200 158
Midcap Financial Issuer Trust, 6.50%, 5/1/28  (5) 530 462
Navient, 4.875%, 3/15/28  175 143
Navient, 5.50%, 3/15/29  775 632
Navient, 6.75%, 6/25/25  255 248
OneMain Finance, 3.50%, 1/15/27  160 131
OneMain Finance, 5.375%, 11/15/29  150 125
OneMain Finance, 6.875%, 3/15/25  155 150
4,583
Food 0.7%
BellRing Brands, 7.00%, 3/15/30  (5) 340 327
Darling Ingredients, 6.00%, 6/15/30  (5) 365 356
683
Gaming 3.1%
Caesars Entertainment, 8.125%, 7/1/27  (5) 890 891
CCM Merger, 6.375%, 5/1/26  (5) 235 216
International Game Technology, 6.25%, 1/15/27  (5) 620 616

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sands China, 5.90%, 8/8/28  505 472
Scientific Games Holdings, 6.625%, 3/1/30  (5) 355 299
Scientific Games International, 7.00%, 5/15/28  (5) 65 64
Scientific Games International, 7.25%, 11/15/29  (5) 195 191
Wynn Resorts Finance, 5.125%, 10/1/29  (5) 200 173
2,922
Health Care 5.3%
AthenaHealth Group, 6.50%, 2/15/30  (5) 425 318
Avantor Funding, 4.625%, 7/15/28  (5) 215 198
Bausch Health Americas, 8.50%, 1/31/27  (5) 237 112
Cano Health, 6.25%, 10/1/28  (5) 120 61
CHS, 5.25%, 5/15/30  (5) 275 208
CHS, 6.00%, 1/15/29  (5) 205 170
CHS, 6.875%, 4/1/28  (5) 180 85
CHS, 6.875%, 4/15/29  (5) 375 197
CHS, 8.00%, 12/15/27  (5) 200 176
Medline Borrower, 5.25%, 10/1/29  (5) 840 685
Select Medical, 6.25%, 8/15/26  (5) 480 456
Tenet Healthcare, 6.125%, 10/1/28  (5) 290 255
Tenet Healthcare, 6.125%, 6/15/30  (5) 310 294
Tenet Healthcare, 6.875%, 11/15/31  290 254
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 216
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 216
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,075 1,070
4,971
Information Technology 4.1%
Boxer Parent, 7.125%, 10/2/25  (5) 180 176
Central Parent, 7.25%, 6/15/29  (5) 910 878
Condor Merger Sub, 7.375%, 2/15/30  (5) 200 163
Entegris Escrow, 5.95%, 6/15/30  (5) 1,645 1,530
Gen Digital, 6.75%, 9/30/27  (5) 440 442
Gen Digital, 7.125%, 9/30/30  (5) 362 365
Match Group Holdings II, 4.625%, 6/1/28  (5) 305 273
3,827
Lodging 0.3%
Hilton Domestic Operating, 4.875%, 1/15/30  180 166
Hilton Domestic Operating, 5.75%, 5/1/28  (5) 165 162
328
Manufacturing 0.3%
Madison IAQ, 4.125%, 6/30/28  (5) 205 176
Madison IAQ, 5.875%, 6/30/29  (5) 115 85
261
Metals & Mining 2.3%
Arconic, 6.125%, 2/15/28  (5) 225 209
ATI, 5.125%, 10/1/31  160 134

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ATI, 5.875%, 12/1/27  480 446
Carpenter Technology, 7.625%, 3/15/30  710 701
Hecla Mining, 7.25%, 2/15/28  300 293
Hudbay Minerals, 6.125%, 4/1/29  (5) 120 108
TMS International, 6.25%, 4/15/29  (5) 315 225
2,116
Real Estate Investment Trust Securities 0.3%
Service Properties Trust, 7.50%, 9/15/25  285 276
276
Restaurants 0.7%
Dave & Buster's, 7.625%, 11/1/25  (5) 610 613
613
Retail 1.7%
Bath & Body Works, 6.625%, 10/1/30  (5) 315 293
Bath & Body Works, 6.75%, 7/1/36  110 96
Bath & Body Works, 6.95%, 3/1/33  115 99
Bath & Body Works, 7.50%, 6/15/29  70 69
Bath & Body Works, 9.375%, 7/1/25  (5) 150 157
PetSmart, 4.75%, 2/15/28  (5) 380 342
PetSmart, 7.75%, 2/15/29  (5) 580 536
1,592
Satellites 0.8%
Intelsat Jackson Holdings, 6.50%, 3/15/30  (5) 190 175
Maxar Technologies, 7.75%, 6/15/27  (5) 550 539
714
Services 4.4%
Albion Financing 1, 6.125%, 10/15/26  (5) 290 248
Albion Financing 2, 8.75%, 4/15/27  (5) 200 166
Allied Universal Holdco, 9.75%, 7/15/27  (5) 325 293
eG Global Finance, 6.25%, 10/30/25 (EUR)  190 173
eG Global Finance, 6.75%, 2/7/25  (5) 200 181
eG Global Finance, 8.50%, 10/30/25  (5) 400 378
MSCI, 3.25%, 8/15/33  (5) 435 343
Presidio Holdings, 8.25%, 2/1/28  (5) 325 291
Prime Security Services Borrower, 5.75%, 4/15/26  (5) 185 183
Prime Security Services Borrower, 6.25%, 1/15/28  (5) 240 223
Sabre GLBL, 7.375%, 9/1/25  (5) 65 62
Sabre GLBL, 9.25%, 4/15/25  (5) 215 214
Sabre GLBL, 11.25%, 12/15/27  (5) 170 173
Staples, 7.50%, 4/15/26  (5) 255 225
TK Elevator Holdco GmbH, 7.625%, 7/15/28  (5) 439 364
TK Elevator U.S. Newco, 5.25%, 7/15/27  (5) 690 626
4,143

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Supermarkets 0.0%
New Albertsons, 7.45%, 8/1/29  7 7
7
Transportation 0.4%
Watco, 6.50%, 6/15/27  (5) 370 353
353
Utilities 6.9%
Calpine, 5.00%, 2/1/31  (5) 295 252
Calpine, 5.125%, 3/15/28  (5) 400 360
NRG Energy, 5.25%, 6/15/29  (5) 190 174
NRG Energy, 5.75%, 1/15/28  315 302
PG&E, 5.00%, 7/1/28  358 327
PG&E, 5.25%, 7/1/30  545 493
Pike, 5.50%, 9/1/28  (5) 385 341
Vistra, VR, 7.00%  (5)(7)(8) 2,020 1,805
Vistra, VR, 8.00%  (5)(7)(8) 2,465 2,354
6,408
Total Corporate Bonds (Cost $83,580) 76,113
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, VR, 11/1/43  (3)(9) 1,117 508
Total Municipal Securities (Cost $610) 508
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 3.86%  (10)(11) 3,099 3,099
Total Short-Term Investments (Cost $3,099) 3,099
Total Investments in Securities
98.3% of Net Assets
(Cost $100,287) $ 91,560

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$159 and represents 0.2% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$57,070 and represents 61.3% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Perpetual security with no stated maturity date.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 216 (106) (8) (98)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/27 1,993 85 (30) 115
Total Centrally Cleared Credit Default Swaps,
Protection Sold 17
Total Centrally Cleared Swaps 17
Net payments (receipts) of variation margin to date 1
Variation margin receivable (payable) on centrally cleared swaps $ 18
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 2/24/23 USD 59 EUR 57 $ —
State Street 2/24/23 USD 120 EUR 115 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1)

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — # $ — $ 17 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 1 ¤ ¤ $ 3,099 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $17 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,099.

T. ROWE PRICE Credit Opportunities Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $100,287) $ 91,560
Interest and dividends receivable 1,649
Cash deposits on centrally cleared swaps 215
Receivable for investment securities sold 207
Receivable for shares sold 36
Variation margin receivable on centrally cleared swaps 18
Due from affiliates 17
Cash 10
Foreign currency (cost $5) 5
Other assets 46
Total assets 93,763
Liabilities
Payable for investment securities purchased 314
Payable for shares redeemed 71
Investment management fees payable 42
Unrealized loss on forward currency exchange contracts 1
Other liabilities 233
Total liabilities 661
NET ASSETS $ 93,102

T. ROWE PRICE Credit Opportunities Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (28,588)
Paid-in capital applicable to 12,266,607 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 121,690
NET ASSETS $ 93,102
NET ASSET VALUE PER SHARE
Investor Class
($40,405,783 / 5,319,094 shares outstanding) $ 7.60
Advisor Class
($126,503 / 16,698 shares outstanding) $ 7.58
I Class
($52,569,421 / 6,930,815 shares outstanding) $ 7.58

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 3,108
Dividend 21
Total income 3,129
Expenses
Investment management 246
Shareholder servicing
Investor Class $ 52
Advisor Class 1
I Class 7 60
Prospectus and shareholder reports
Investor Class 9
I Class 2 11
Custody and accounting 100
Registration 41
Legal and audit 23
Miscellaneous 8
Waived / paid by Price Associates (189)
Total expenses 300
Net investment income 2,829

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,436)
Swaps 56
Options written 11
Forward currency exchange contracts 8
Foreign currency transactions (5)
Net realized loss (1,366)
Change in net unrealized gain / loss
Securities (3,633)
Swaps 28
Forward currency exchange contracts 2
Change in net unrealized gain / loss (3,603)
Net realized and unrealized gain / loss (4,969)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (2,140)

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,829 $ 4,734
Net realized gain (loss) (1,366) 1,103
Change in net unrealized gain / loss (3,603) (9,460)
Decrease in net assets from operations (2,140) (3,623)
Distributions to shareholders
Net earnings
Investor Class (1,283) (3,246)
Advisor Class (5) (9)
I Class (1,575) (1,780)
Decrease in net assets from distributions (2,863) (5,035)
Capital share transactions
*
Shares sold
Investor Class 8,098 39,666
Advisor Class 869 81
I Class 12,032 29,150
Distributions reinvested
Investor Class 1,013 2,312
Advisor Class 3 3
I Class 783 501
Shares redeemed
Investor Class (11,021) (48,719)
Advisor Class (839) (105)
I Class (4,360) (6,088)
Increase in net assets from capital share
transactions 6,578 16,801

T. ROWE PRICE Credit Opportunities Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Increase during period 1,575 8,143
Beginning of period 91,527 83,384
End of period $ 93,102 $ 91,527
*Share information (000s)
Shares sold
Investor Class 1,059 4,572
Advisor Class 116 9
I Class 1,580 3,441
Distributions reinvested
Investor Class 134 268
I Class 104 60
Shares redeemed
Investor Class (1,437) (5,741)
Advisor Class (110) (13)
I Class (569) (720)
Increase in shares outstanding 877 1,876

T. ROWE PRICE Credit Opportunities Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a combination of long-term capital appreciation and high income. The fund has three classes of shares: the Credit Opportunities Fund
(Investor Class), the Credit Opportunities Fund–Advisor Class (Advisor Class) and
the Credit Opportunities Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Credit Opportunities Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended November 30, 2022, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Credit Opportunities Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Credit Opportunities Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is

T. ROWE PRICE Credit Opportunities Fund

valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 76,741 $ — $ 76,741
Bank Loans — 10,071 82 10,153
Common Stocks 511 — — 511
Convertible Preferred Stocks — 1,056 — 1,056
Short-Term Investments 3,099 — — 3,099
Total Securities 3,610 87,868 82 91,560
Swaps* — 115 — 115
Total $ 3,610 $ 87,983 $ 82 $ 91,675
Liabilities
Swaps* $ — $ 98 $ — $ 98
Forward Currency Exchange
Contracts — 1 — 1
Total $ — $ 99 $ — $ 99
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Credit derivatives Centrally Cleared Swaps $ 115
*
Total $ 115
*
Liabilities
Foreign exchange derivatives Forwards $ 1
Credit derivatives Centrally Cleared Swaps 98
Total $ 99
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 8 $ — $ 8
Credit derivatives 11 — 56 67
Total $ 11 $ 8 $ 56 $ 75
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ 2 $ — $ 2
Credit derivatives — — 28 28
Total $ — $ 2 $ 28 $ 30

T. ROWE PRICE Credit Opportunities Fund

require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2022, cash of $215,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-

T. ROWE PRICE Credit Opportunities Fund

denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1%
of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position.
Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset

T. ROWE PRICE Credit Opportunities Fund

values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally,

T. ROWE PRICE Credit Opportunities Fund

the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $2,209,000 (2.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Credit Opportunities Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan

T. ROWE PRICE Credit Opportunities Fund

as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $21,502,000 and $15,958,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Credit Opportunities Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $18,339,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $100,262,000. Net unrealized loss aggregated $8,724,000 at period-end, of which $679,000 related to appreciated investments and $9,403,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Credit Opportunities Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $837,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $38,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.81% 0.91% 0.01%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(89) $(1) $(99)

T. ROWE PRICE Credit Opportunities Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 699,124 shares of the Investor Class, representing 13% of the Investor Class's net assets, and 2,484,689 shares of the I Class, representing 36% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Credit Opportunities Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Credit Opportunities Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Credit Opportunities Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Credit Opportunities Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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GENERAL INVESTING
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
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Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301 - 2568080
F105-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Credit Opportunities Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023